Share capital - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 27, 2024	Feb. 23, 2023
Disclosure of classes of share capital [line items]
Shares held as treasury for cancellation		53,937
Stock repurchase program, number of additional shares authorized				4,063,696
Repurchase of Common shares for cancellation	$ 147	$ 129
Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Stock repurchase program, number of additional shares authorized			3,971,380
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Treasury shares, repurchased, average price (in USD/CAD per share)	$ 80.26	$ 70.24
Substantial Issuer Bid
Disclosure of classes of share capital [line items]
Repurchase of common shares for cancellation (in share)	1,799,217	1,834,801
Share Option Plans
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding	12,550	383
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised	400,000,000
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares authorised	20,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised	10,000,000